Basis of Presentation and General information, General Information (Details) € / shares in Units, $ / shares in Units, € in Millions, t in Millions						6 Months Ended	12 Months Ended
	Dec. 16, 2024 EUR (€) € / shares shares	Dec. 16, 2024 USD ($) shares	Dec. 12, 2024 USD ($) $ / shares shares	Mar. 27, 2024 $ / shares	Aug. 07, 2023 USD ($) shares	Jun. 30, 2025 Vessel t $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 11, 2024 USD ($)	Dec. 21, 2018 $ / shares
Basis of Presentation [Abstract]
Common shares, par value (in dollars per share) | $ / shares				$ 0.001		$ 0.001	$ 0.001		$ 0.001
Reverse stock split ratio				0.1
Number of vessels						9
Combined carrying capacity | t						0.7
Preferred shares, par value (in dollars per share) | $ / shares						$ 0.001	$ 0.001
MPC Capital [Member]
Basis of Presentation [Abstract]
Number of shares of common stock acquired (in shares) | shares	26,116,378	26,116,378
Percentage of shares acquired	74.09%
Cash price per share (in euros per share) | € / shares	€ 7
Aggregate consideration excluding transaction related costs	€ 182.8	$ 192,000,000
Kamsarmax [Member]
Basis of Presentation [Abstract]
Number of vessels						4
Panamax [Member]
Basis of Presentation [Abstract]
Number of vessels						3
Ultramax Dry Bulk [Member]
Basis of Presentation [Abstract]
Number of vessels						1
1,850 TEU Containership [Member]
Basis of Presentation [Abstract]
Number of vessels						1
Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred shares, shares issued (in shares) | shares						12,000	12,000
Series D Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, dividend rate					5.00%	5.00%	5.00%
Related Party [Member] | Thalassa [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held						100.00%
Related Party [Member] | Toro [Member] | $100 Million Term Loan Facility [Member]
Basis of Presentation [Abstract]
Face amount | $								$ 100,000,000
Related Party [Member] | Toro [Member] | Series D Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, shares issued (in shares) | shares			50,000		50,000		50,000
Preferred shares, dividend rate			5.00%		5.00%
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.001
Consideration received for preferred shares issued | $			$ 50,000,000		$ 50,000,000